SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives of Property And Equipment (Details)	Dec. 31, 2023
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Useful Lives (in years)	40 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Useful Lives (in years)	35 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeTermOfLeaseMember
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Useful Lives (in years)	28 years 6 months
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Useful Lives (in years)	2 years
Production Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Useful Lives (in years)	7 years
Production Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Useful Lives (in years)	3 years
Computer Hardware And Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Useful Lives (in years)	5 years
Computer Hardware And Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Useful Lives (in years)	2 years